UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	7/31/2018

Item 1. Schedule of Investments

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.0%
Affiliated Mutual Funds 11.6%
PGIM Floating Rate Income Fund (Class R6)	883,875	$ 8,732,688
PGIM Short Duration High Yield Income Fund (Class R6)	1,475,619	13,133,009
PGIM Total Return Bond Fund (Class R6)	2,005,308	28,234,730
Total Affiliated Mutual Funds (cost $50,219,573)(w)		50,100,427
Common Stocks 40.6%
Aerospace & Defense 0.8%
Boeing Co. (The)	5,593	1,992,786
Safran SA (France)	11,222	1,391,629
		3,384,415
Air Freight & Logistics 0.2%
FedEx Corp.	4,326	1,063,634
Banks 3.1%
Bank of America Corp.	87,586	2,704,656
BB&T Corp.	55,266	2,808,065
JPMorgan Chase & Co.	28,803	3,310,905
PNC Financial Services Group, Inc. (The)	16,824	2,436,620
SunTrust Banks, Inc.	31,728	2,286,637
		13,546,883
Beverages 0.7%
Coca-Cola Co. (The)	25,973	1,211,121
Diageo PLC (United Kingdom), ADR	8,786	1,293,914
Keurig Dr Pepper, Inc.	29,532	709,064
		3,214,099
Capital Markets 0.8%
CME Group, Inc.	5,987	952,651
Moelis & Co. (Class A Stock)	36,371	2,313,196
		3,265,847
Chemicals 0.6%
Air Products & Chemicals, Inc.	4,962	814,612
Akzo Nobel NV (Netherlands)	9,641	891,746
DowDuPont, Inc.	10,551	725,592
		2,431,950

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Communications Equipment 0.6%
Cisco Systems, Inc.	59,056	$ 2,497,478
Diversified Telecommunication Services 0.1%
AT&T, Inc.	18,449	589,815
Electric Utilities 0.3%
Exelon Corp.	33,744	1,434,120
Electrical Equipment 0.5%
Emerson Electric Co.	26,966	1,949,102
Energy Equipment & Services 0.1%
USA Compression Partners LP	25,780	419,956
Equity Real Estate Investment Trusts (REITs) 9.0%
AEW UK REIT PLC (United Kingdom)	626,028	789,587
Alstria office REIT AG (Germany)	37,260	577,967
American Tower Corp., REIT	4,918	729,044
Cache Logistics Trust (Singapore), REIT	4,624,853	2,634,082
Columbia Property Trust, Inc., REIT	81,212	1,882,494
Community Healthcare Trust, Inc., REIT	67,663	2,029,890
Crown Castle International Corp., REIT	4,714	522,453
DiamondRock Hospitality Co., REIT	47,394	564,936
Easterly Government Properties, Inc., REIT	96,396	1,826,704
Forest City Realty Trust, Inc., REIT (Class A Stock)	5,332	133,140
Four Corners Property Trust, Inc., REIT	33,531	834,922
Frasers Logistics & Industrial Trust (Singapore)	630,741	487,467
Highwoods Properties, Inc., REIT	86	4,223
Invincible Investment Corp. (Japan), REIT	4,014	1,774,106
Irish Residential Properties REIT PLC (Ireland)	227,804	367,317
Japan Hotel REIT Investment Corp. (Japan)	629	461,234
Kenedix Retail REIT Corp. (Japan)	251	548,369
Keppel REIT (Singapore)	1,020,425	877,200
Land Securities Group PLC (United Kingdom), REIT	37,371	462,555
LaSalle Logiport (Japan), REIT	475	467,826
Life Storage, Inc., REIT	5,784	555,033
Macerich Co. (The), REIT	19,418	1,146,827
MedEquities Realty Trust, Inc., REIT	232,681	2,606,027
MGM Growth Properties LLC, REIT (Class A Stock)	85,750	2,598,225
NewRiver REIT PLC (United Kingdom)	310,221	1,118,002
Omega Healthcare Investors, Inc.	16,225	481,720
Sabra Health Care REIT, Inc.	123,434	2,667,409
Senior Housing Properties Trust	26,781	477,773
STAG Industrial, Inc., REIT	68,563	1,873,141

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Starhill Global REIT (Singapore)	12	$ 6
Stockland (Australia), REIT	267,992	829,009
Suntec Real Estate Investment Trust (Singapore), REIT	828,798	1,122,517
Unibail-Rodamco-Westfield (France)	5,074	1,125,311
Vicinity Centres (Australia), REIT	421,322	836,230
Warehouse REIT PLC (United Kingdom)	847,687	1,122,044
Welltower, Inc., REIT	35,706	2,235,196
		38,769,986
Food & Staples Retailing 0.2%
Walmart, Inc.	8,341	744,267
Food Products 0.6%
Conagra Brands, Inc.	40,579	1,489,655
Mondelez International, Inc. (Class A Stock)	28,076	1,217,937
		2,707,592
Health Care Equipment & Supplies 0.7%
Abbott Laboratories	20,538	1,346,061
Koninklijke Philips NV (Netherlands), ADR	16,092	705,151
Zimmer Biomet Holdings, Inc.	7,365	924,455
		2,975,667
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc.	3,893	985,785
Hotels, Restaurants & Leisure 0.3%
International Game Technology PLC	24,691	624,188
McDonald’s Corp.	4,166	656,312
		1,280,500
Independent Power & Renewable Electricity Producers 0.8%
NextEra Energy Partners LP	25,405	1,195,814
NRG Energy, Inc.	37,996	1,203,333
NRG Yield, Inc. (Class C Stock)	64,942	1,207,921
		3,607,068
Industrial Conglomerates 0.1%
Honeywell International, Inc.	3,582	571,866

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
IT Services 1.0%
DXC Technology Co.	14,113	$ 1,195,936
Fidelity National Information Services, Inc.	15,599	1,608,725
Mastercard, Inc. (Class A Stock)	5,783	1,145,034
Perspecta, Inc.	13,145	285,246
		4,234,941
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	8,789	2,061,284
Media 0.3%
Twenty-First Century Fox, Inc. (Class A Stock)	26,209	1,179,405
Metals & Mining 0.5%
BHP Billiton Ltd. (Australia), ADR(a)	41,304	2,158,547
Mortgage Real Estate Investment Trusts (REITs) 0.3%
MFA Financial, Inc.	111,214	895,273
Starwood Property Trust, Inc.	19,550	446,522
		1,341,795
Multiline Retail 0.2%
Target Corp.	10,196	822,613
Multi-Utilities 0.1%
Public Service Enterprise Group, Inc.	9,778	504,154
Oil, Gas & Consumable Fuels 11.3%
Anadarko Petroleum Corp.	23,256	1,701,176
Andeavor Logistics LP, MLP	16,352	744,670
Antero Midstream GP LP	21,595	415,056
Antero Midstream Partners LP, MLP	30,142	995,892
BP PLC (United Kingdom), ADR	74,729	3,369,531
Cheniere Energy Partners LP, MLP	88,101	3,365,458
Cheniere Energy Partners LP Holdings LLC	81,234	2,495,509
Enbridge, Inc. (Canada)	32,983	1,171,399
Energy Transfer Equity LP, MLP	91,106	1,659,040
Energy Transfer Partners LP, MLP	74,544	1,562,442
EnLink Midstream LLC	29,339	467,957
EnLink Midstream Partners LP, MLP	29,411	458,223
Enterprise Products Partners LP, MLP	83,024	2,407,696
EQT GP Holdings LP, MLP	17,293	383,732
EQT Midstream Partners LP, MLP	16,373	838,134

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Frontera Energy Corp. (Colombia)*	2,232	$ 32,922
Kinder Morgan, Inc.	80,388	1,429,299
Magellan Midstream Partners LP, MLP	13,495	968,401
MPLX LP, MLP	27,741	1,010,605
Noble Midstream Partners LP, MLP	19,605	1,040,045
ONEOK, Inc.	34,462	2,427,503
Pembina Pipeline Corp. (Canada)	40,553	1,454,636
Plains All American Pipeline LP, MLP	89,347	2,214,019
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	47,092	3,219,680
SemGroup Corp. (Class A Stock)	34,419	865,638
Tallgrass Energy LP	69,583	1,623,371
Targa Resources Corp.	64,004	3,268,684
TransCanada Corp. (Canada)	34,272	1,541,496
Western Gas Equity Partners LP, MLP	33,527	1,232,788
Williams Cos., Inc. (The)	49,660	1,477,385
Williams Partners LP, MLP	61,634	2,775,379
		48,617,766
Pharmaceuticals 2.3%
Allergan PLC	9,068	1,669,328
AstraZeneca PLC (United Kingdom), ADR	55,909	2,187,719
Bristol-Myers Squibb Co.	45,618	2,680,058
Eli Lilly & Co.	13,416	1,325,635
Merck & Co., Inc.	11,135	733,462
Pfizer, Inc.	36,456	1,455,688
		10,051,890
Real Estate Management & Development 0.4%
Cibus Nordic Real Estate AB (Sweden)*	150,118	1,799,918
Road & Rail 0.3%
CSX Corp.	17,095	1,208,275
Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	43,793	2,106,443
Texas Instruments, Inc.	10,196	1,135,019
		3,241,462
Software 0.7%
Microsoft Corp.	29,725	3,153,228

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Specialty Retail 1.1%
Home Depot, Inc. (The)	10,852	$ 2,143,487
Lowe’s Cos., Inc.	8,112	805,846
Ross Stores, Inc.	21,054	1,840,751
		4,790,084
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.	10,975	2,088,433
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc. (Class B Stock)	19,483	1,498,437
Tapestry, Inc.	26,906	1,267,811
		2,766,248
Total Common Stocks (cost $151,973,374)		175,460,073
Exchange Traded Funds 12.8%
Invesco Preferred ETF	1,152,388	16,698,102
SPDR Bloomberg Barclays Convertible Securities ETF	725,442	38,579,006
Total Exchange Traded Funds (cost $51,407,729)		55,277,108
Preferred Stocks 2.8%
Equity Real Estate Investment Trusts (REITs) 2.2%
American Homes 4 Rent	46,895	1,159,713
EPR Properties (Class G Stock)	52,192	1,205,635
Investors Real Estate Trust	28,080	694,278
Jernigan Capital, Inc. (Class B Stock)	30,000	723,600
Monmouth Real Estate Investment Corp.	40,405	989,882
Pebblebrook Hotel Trust	26,039	649,152
Pennsylvania Real Estate Investment Trust	32,224	757,909
Rexford Industrial Realty, Inc.	17,988	442,505
UMH Properties, Inc.	34,743	901,060
Urstadt Biddle Properties, Inc. (Class H Stock)	30,483	759,637
Vornado Realty Trust	52,600	1,218,216
		9,501,587
Internet Software & Services 0.4%
Mandatory Exchangeable Trust (China) CVT, 5.750%, 144A	8,716	1,831,215

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Preferred Stocks (Continued)
Multi-Utilities 0.2%
Sempra Energy, Series A, CVT, 6.000%	8,325	$ 851,731
Sempra Energy, Series B, CVT, 6.750%*	794	81,448
		933,179
Total Preferred Stocks (cost $11,835,910)		12,265,981

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 1.5%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.439%(c)	07/15/26	500	499,993
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.177(c)	04/22/27	250	249,012
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	3.113(c)	07/18/27	500	498,503
CIFC Funding Ltd. (Cayman Islands), Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%	3.212(c)	04/19/29	500	496,510
Guggenheim 5180-2 CLO LP, Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.950%	3.280(c)	11/25/27	750	749,277
MidOcean Credit CLO (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.681(c)	04/21/31	500	498,330
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 144A, 3 Month LIBOR + 0.800%	3.139(c)	07/15/27	500	498,633
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.589(c)	10/15/26	500	499,994
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.513(c)	05/15/26	297	297,360
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.219(c)	07/15/27	750	748,718

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands), (cont’d.)
Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	3.768%(c)	10/20/28	350	$ 350,353

Wellfleet CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 0.910%	3.258(c)	04/20/28	350	348,157
Zais CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.720(c)	07/20/31	500	499,974
Total Asset-Backed Securities (cost $6,247,135)				6,234,814
Convertible Bond 0.1%
Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $460,000)	7.250	05/15/21	460	502,992
Corporate Bonds 20.2%
Aerospace & Defense 0.4%
Arconic, Inc., Sr. Unsec’d. Notes	5.125	10/01/24	70	69,825
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	1,000	1,063,750
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	325	358,718

TransDigm UK Holdings PLC, Gtd. Notes, 144A	6.875	05/15/26	200	205,500
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	50	50,250
Gtd. Notes	6.500	07/15/24	125	127,969
				1,876,012
Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	125	120,938
Auto Manufacturers 0.2%
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	7.125	04/15/26	75	77,625

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750%	08/01/22	200	$ 197,040
Navistar International Corp., Sr. Unsec’d. Notes, 144A	6.625	11/01/25	350	365,418
				640,083
Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	400	367,000
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	150	139,500
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	50	48,625
Gtd. Notes	6.250	03/15/26	225	216,000
Gtd. Notes	6.500	04/01/27	75	72,938

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	300	294,750
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	125	123,125
Gtd. Notes, 144A	6.500	06/01/26	125	126,562

Titan International, Inc., Sr. Sec’d. Notes, 144A	6.500	11/30/23	175	175,000
				1,563,500
Banks 0.4%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes	5.250	08/12/18	200	199,500
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes	5.750	01/30/25	200	182,300
BBVA Bancomer SA/Texas (Mexico), Sub. Notes, 144A	6.750	09/30/22	200	217,840
CIT Group, Inc., Sub. Notes	6.125	03/09/28	175	183,750
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950	12/31/49	100	103,550
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625	03/20/25	200	204,657
TC Ziraat Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A, MTN	5.125	09/29/23	200	173,346

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes	5.942%	11/21/23	200	$ 206,200
Sr. Unsec’d. Notes	6.025	07/05/22	200	205,461
				1,676,604
Beverages 0.0%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500	04/01/25	125	120,313
Building Materials 0.4%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500	10/01/24	25	24,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700	01/11/25	600	609,000
Griffon Corp., Gtd. Notes	5.250	03/01/22	430	417,637
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	125	114,375
Sr. Unsec’d. Notes, 144A	5.375	11/15/24	75	74,272
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	100	101,500
Gtd. Notes	8.500	04/15/22	100	107,500
Gtd. Notes, 144A	5.125	06/01/25	50	47,438

U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	275	273,969
				1,770,191
Chemicals 1.0%
Alpha 2 BV (United Kingdom), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	225	225,562
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	200	195,500
Ashland LLC, Gtd. Notes	6.875	05/15/43	300	306,750
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	175	170,188
Gtd. Notes	6.625	05/15/23	125	130,938
Gtd. Notes	7.000	05/15/25	110	117,700

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	4.125%	07/19/27	200	$ 189,036
Gtd. Notes	4.875	03/14/25	400	403,370

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	185	181,300
Hexion, Inc.,
Sec’d. Notes, 144A	13.750	02/01/22	220	196,900
Sr. Sec’d. Notes, 144A	10.375	02/01/22	100	98,375

Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48	225	210,915
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	475	444,595
Olin Corp., Sr. Unsec’d. Notes	5.000	02/01/30	30	28,350
Platform Specialty Products Corp.,
Gtd. Notes, 144A	5.875	12/01/25	175	175,822
Gtd. Notes, 144A	6.500	02/01/22	90	92,250

PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	50	52,500
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	300	307,500
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	340	338,300
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	75	72,281
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26	155	153,838
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	260	240,500
				4,332,470
Coal 0.0%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	165	170,569
Commercial Services 0.5%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.375	08/15/27	200	190,440
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	805	861,350
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	165	160,359

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	4.875%	01/15/28	775	$ 723,912
Gtd. Notes	5.500	05/15/27	150	148,635
Gtd. Notes	5.875	09/15/26	100	101,500
				2,186,196
Computers 0.3%
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	175	175,000
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000	07/15/23	305	314,531
NCR Corp., Gtd. Notes	6.375	12/15/23	200	204,000
West Corp., Gtd. Notes, 144A	8.500	10/15/25	455	395,850
				1,089,381
Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	50	48,500
Gtd. Notes	7.000	06/15/23	250	248,125

H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	150	148,125
				444,750
Diversified Financial Services 0.3%
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	150	145,500
Navient Corp.,
Sr. Unsec’d. Notes	6.625	07/26/21	50	51,625
Sr. Unsec’d. Notes	7.250	09/25/23	200	209,500
Springleaf Finance Corp.,
Gtd. Notes	6.875	03/15/25	175	177,625
Gtd. Notes	7.125	03/15/26	275	279,469

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	150	145,005

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Travelport Corporate Finance PLC, Sr. Sec’d. Notes, 144A	6.000%	03/15/26	175	$ 178,062
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	150	154,313
				1,341,099
Electric 1.2%
AES Corp., Sr. Unsec’d. Notes	5.500	04/15/25	45	45,788
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	375	357,656
Sr. Unsec’d. Notes	5.500	02/01/24	175	161,875
Sr. Unsec’d. Notes	5.750	01/15/25	700	644,000

Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes	5.750	02/14/42	200	200,652
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	5.750	01/26/21	400	394,500
Sr. Unsec’d. Notes, MTN	6.750	08/06/23	200	196,012
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)	7.875	06/15/17	400	254,000
Sr. Unsec’d. Notes(a)(d)	9.875	10/15/20	275	171,875

Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950	09/14/26	200	188,000
NRG Energy, Inc.,
Gtd. Notes	6.250	05/01/24	244	251,015
Gtd. Notes	6.625	01/15/27	125	128,750
Gtd. Notes, 144A	5.750	01/15/28	100	99,230

NRG REMA LLC, Pass-Through Certificates, Series C	9.681	07/02/26	209	147,500
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28	200	207,851
Vistra Energy Corp.,
Gtd. Notes	7.625	11/01/24	500	535,775
Gtd. Notes	8.034	02/02/24	325	341,250
Gtd. Notes, 144A	8.000	01/15/25	125	135,781
Gtd. Notes, 144A	8.125	01/30/26	525	577,001
				5,038,511
Electronics 0.0%
Itron, Inc., Gtd. Notes, 144A	5.000	01/15/26	100	95,250

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Energy-Alternate Sources 0.0%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000%	02/13/22	200	$ 189,040
Engineering & Construction 0.3%
AECOM,
Gtd. Notes	5.125	03/15/27	175	169,750
Gtd. Notes	5.875	10/15/24	75	78,562

Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.125	10/31/26	200	202,000
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	190,350
Pisces Midco, Inc., Gtd. Notes, 144A	8.000	04/15/26	275	283,250
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	150	161,250
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	250	245,000
				1,330,162
Entertainment 0.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25	225	221,906
Gtd. Notes	5.875	11/15/26	300	292,500

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	325	312,812
Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	125	117,188
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	75	76,208
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	350	369,708
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	125	130,625
National CineMedia LLC,
Sr. Sec’d. Notes	6.000	04/15/22	100	101,500
Sr. Unsec’d. Notes	5.750	08/15/26	275	255,062

Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	150	141,566

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes	6.625%	05/15/21	600	$ 606,750
Sr. Sec’d. Notes, 144A	5.000	10/15/25	125	120,314
				2,746,139
Environmental Control 0.0%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24	175	172,813
Foods 0.4%
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, Gtd. Notes	5.750	03/15/25	250	225,000
Albertsons Cos., Inc., Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.750%	6.085(c)	01/15/24	175	177,187
B&G Foods, Inc.,
Gtd. Notes	4.625	06/01/21	25	24,781
Gtd. Notes(a)	5.250	04/01/25	150	144,000

ESAL GmbH, Gtd. Notes, 144A	6.250	02/05/23	200	193,500
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25	300	280,878
Gtd. Notes, 144A	5.875	07/15/24	200	191,750
Gtd. Notes, 144A	7.250	06/01/21	50	50,313
Gtd. Notes, 144A	7.250	06/01/21	175	176,094

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26	100	95,250
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25	75	71,719
Sr. Unsec’d. Notes, 144A	5.875	09/30/27	225	209,812
				1,840,284
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	175	169,313

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas (cont’d.)
AmeriGas Partners LP/AmeriGas Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	5.875%	08/20/26	225	$ 218,812

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	175	176,750
				564,875
Healthcare-Products 0.1%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	275	233,750
Healthcare-Services 0.8%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.625	02/15/23	168	169,260
Gtd. Notes	6.500	03/01/24	50	50,875
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22	914	447,860
Sec’d. Notes, 144A(a)	8.125	06/30/24	327	268,957

Encompass Health Corp., Gtd. Notes	5.125	03/15/23	25	24,938
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	75	71,906
HCA, Inc., Gtd. Notes(a)	5.375	02/01/25	670	678,375
Select Medical Corp., Gtd. Notes	6.375	06/01/21	150	151,500
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	100	94,375
Gtd. Notes, 144A	8.875	04/15/21	100	102,750
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750	02/01/20	250	257,500
Sr. Unsec’d. Notes(a)	6.750	06/15/23	325	329,940
Sr. Unsec’d. Notes	8.125	04/01/22	550	585,750
				3,233,986
Home Builders 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	225	210,656
AV Homes, Inc., Gtd. Notes	6.625	05/15/22	75	77,250

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27	50	$ 43,875
Gtd. Notes	6.750	03/15/25	225	211,500
Gtd. Notes	7.250	02/01/23	5	5,106

Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	150	149,250
KB Home, Gtd. Notes	7.000	12/15/21	175	184,429
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	85	82,450
Gtd. Notes	4.750	11/29/27	175	164,500
Gtd. Notes	4.875	12/15/23	65	64,838
Gtd. Notes	5.250	06/01/26	75	73,126
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	75	70,335
Gtd. Notes	6.750	01/15/21	75	76,688
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	125	121,875
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	125	127,787
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	275	252,312
Gtd. Notes	6.000	06/01/25	275	276,895

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	150	153,849
PulteGroup, Inc.,
Gtd. Notes	5.000	01/15/27	125	117,500
Gtd. Notes	5.500	03/01/26	200	197,252
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A	5.875	04/01/23	75	74,438
Gtd. Notes, 144A	6.125	04/01/25	150	147,750

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875	04/15/23	225	224,370
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	325	307,177
Gtd. Notes	7.000	08/15/22	150	152,812
				3,568,020
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26	450	429,188

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	150	$ 149,625
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26	150	143,250
Insurance 0.2%
Wand Merger Corp., Sr. Unsec’d. Notes, 144A	9.125	07/15/26	625	656,312
Internet 0.0%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750	01/15/27	125	123,750
Iron/Steel 0.2%
AK Steel Corp.,
Gtd. Notes	6.375	10/15/25	85	78,412
Gtd. Notes(a)	7.000	03/15/27	120	113,850

Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada), Sr. Sec’d. Notes, 144A	8.750	07/15/26	75	75,000
Cleveland-Cliffs, Inc., Gtd. Notes(a)	5.750	03/01/25	355	344,350
United States Steel Corp., Sr. Unsec’d. Notes	6.250	03/15/26	125	125,000
				736,612
Leisure Time 0.0%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	100	108,250
Lodging 0.1%
Boyd Gaming Corp., Gtd. Notes, 144A	6.000	08/15/26	200	201,000
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	75	75,188
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22	300	325,125
				601,313

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.1%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	100	$ 102,250
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	250	270,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875	12/15/25	100	96,000
				468,250
Media 2.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A	7.375	05/01/26	500	494,375
Sr. Sec’d. Notes, 144A	8.125	02/01/27	500	510,675

Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375	07/15/23	200	201,750
AMC Networks, Inc., Gtd. Notes	4.750	08/01/25	190	182,400
Block Communications, Inc., Sr. Unsec’d. Notes, 144A	6.875	02/15/25	100	99,500
Cablevision SA (Argentina), Sr. Unsec’d. Notes	6.500	06/15/21	150	149,357
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.750	01/15/24	275	277,750
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	270	253,631
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	200	199,500
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	50	49,125
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	300	297,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	490	488,775
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	950	979,260
Sr. Unsec’d. Notes, 144A	7.750	07/15/25	400	420,500
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A	6.500	11/15/22	312	317,516
Gtd. Notes, Series A	7.625	03/15/20	255	253,725
Gtd. Notes, Series B	7.625	03/15/20	705	706,551

CSC Holdings LLC, Gtd. Notes, 144A	5.375	02/01/28	200	188,442
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	1,500	1,310,625
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	225	219,937

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Meredith Corp., Gtd. Notes, 144A	6.875%	02/01/26	250	$ 251,875
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	180	189,450
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	08/01/24	175	172,375
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	250	256,875
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	25	23,375
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	340	328,950
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.125	02/15/27	100	92,750
Gtd. Notes, 144A	5.875	03/15/26	150	147,844

Tribune Media Co., Gtd. Notes	5.875	07/15/22	250	251,250
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	200	185,500
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	75	72,375
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000	01/15/27	150	137,250
				9,710,638
Metal Fabricate/Hardware 0.1%
Novelis Corp.,
Gtd. Notes, 144A	5.875	09/30/26	125	119,844
Gtd. Notes, 144A	6.250	08/15/24	75	75,187

TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	75	71,813
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	200	218,500
				485,344
Mining 0.5%
Constellium NV, Gtd. Notes, 144A	5.875	02/15/26	250	246,250
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875	11/04/44	400	405,720

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500%	03/01/24	250	$ 243,437
Gtd. Notes, 144A	7.250	04/01/23	200	200,750

Freeport-McMoRan, Inc., Gtd. Notes	3.875	03/15/23	415	399,437
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	200	204,200
International Wire Group, Inc., Sec’d. Notes, 144A	10.750	08/01/21	125	117,813
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	250	235,625
Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375	05/04/27	210	207,115
				2,260,347
Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	175	170,625
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000	09/01/25	150	148,453
Oil & Gas 2.9%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes	7.875	12/15/24	225	234,000
Antero Resources Corp.,
Gtd. Notes(a)	5.000	03/01/25	350	350,437
Gtd. Notes	5.625	06/01/23	50	51,000

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	566	625,430
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	125	121,406
Chesapeake Energy Corp., Gtd. Notes(a)	8.000	06/15/27	475	485,687
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	575	611,829
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	425	425,854

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
CNX Resources Corp., (cont’d.)
Gtd. Notes	8.000%	04/01/23	91	$ 96,005

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	225	217,125
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	175	186,156
Diamondback Energy, Inc., Gtd. Notes	5.375	05/31/25	125	125,000
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	150	146,625
Ensco PLC, Sr. Unsec’d. Notes	7.750	02/01/26	175	168,875
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	250	242,500
Gtd. Notes, 144A	7.375	05/15/24	180	189,000

Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, MTN	8.625	04/28/34	230	288,650
Halcon Resources Corp., Gtd. Notes	6.750	02/15/25	175	162,312
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25	250	249,375
Jones Energy Holdings LLC/Jones Energy Finance Corp., Sr. Sec’d. Notes, 144A	9.250	03/15/23	100	101,250
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	6.375	10/24/48	200	209,080
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	500	451,250
Gtd. Notes, 144A	7.000	03/31/24	150	135,563
Sec’d. Notes, 144A(a)	6.500	01/15/25	75	73,781

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	6.500	05/27/41	200	219,135
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.250	03/17/24	40	40,720
Gtd. Notes	7.375	01/17/27	598	621,920
Gtd. Notes	8.375	05/23/21	66	72,567
Gtd. Notes	8.750	05/23/26	315	356,107
Gtd. Notes, 144A	5.299	01/27/25	45	43,013
Gtd. Notes, 144A	5.999	01/27/28	28	26,494
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)	5.375	04/12/27	625	148,063
Gtd. Notes(d)	6.000	05/16/24	115	25,013
Gtd. Notes(d)	6.000	11/15/26	670	145,725

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos de Venezuela SA (Venezuela), (cont’d.)
Gtd. Notes(d)	9.000%	11/17/21	150	$ 36,375
Gtd. Notes(d)	9.750	05/17/35	200	49,120
Sr. Sec’d. Notes, 144A	8.500	10/27/20	375	334,875
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	100	102,700
Gtd. Notes	6.500	03/13/27	260	263,900
Gtd. Notes	6.500	06/02/41	570	527,478
Gtd. Notes, MTN	6.875	08/04/26	80	83,600
Sr. Unsec’d. Notes, 144A	6.350	02/12/48	324	287,955

Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes	6.000	05/08/22	100	95,000
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	225	230,906
QEP Resources, Inc., Sr. Unsec’d. Notes	5.625	03/01/26	75	72,188
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25	150	138,938
Gtd. Notes	5.000	03/15/23	75	71,906
Gtd. Notes	5.875	07/01/22	210	211,050

Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24	200	185,878
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	125	120,000
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes	4.875	05/17/42	400	417,655
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN	4.750	03/13/23	400	397,968
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	4.875	01/15/23	150	147,408
Gtd. Notes, 144A	5.500	02/15/26	150	142,688

Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25	75	76,407
Transocean, Inc., Gtd. Notes, 144A	7.500	01/15/26	175	178,937
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	100	99,375
Sr. Unsec’d. Notes	5.750	06/01/26	50	50,125
Sr. Unsec’d. Notes	6.000	01/15/22	115	119,313
Sr. Unsec’d. Notes	8.250	08/01/23	100	113,130

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
YPF SA (Argentina),
Sr. Unsec’d. Notes	8.500%	03/23/21	150	$ 155,400
Sr. Unsec’d. Notes, 144A	8.500	03/23/21	50	51,800
				12,409,022
Oil & Gas Services 0.1%
Weatherford International LLC, Gtd. Notes, 144A	9.875	03/01/25	225	228,094
Weatherford International Ltd., Gtd. Notes	9.875	02/15/24	25	25,375
				253,469
Packaging & Containers 0.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23	400	404,000
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%	8.750	01/31/23	200	200,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A	6.000	02/15/25	200	195,250
Gtd. Notes, 144A	7.250	05/15/24	250	260,625

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A	7.000	07/15/24	150	151,875
				1,211,750
Pharmaceuticals 0.2%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	07/15/23	200	170,000
Gtd. Notes, 144A	6.000	02/01/25	200	160,500

NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	150	149,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500	07/15/21	275	280,500
				760,250

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375%	09/15/24	50	$ 50,188
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	100	98,000
DCP Midstream Operating LP,
Gtd. Notes	5.600	04/01/44	150	143,250
Gtd. Notes, 144A	6.450	11/03/36	150	157,875

Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500	10/15/20	150	160,125
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	229	234,340
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	125	124,844
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	175	215,250
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	450	522,000
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	100	120,000

Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875	03/24/26	250	274,915
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	125	128,125
Gtd. Notes, 144A	5.500	01/15/28	325	325,812
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	100	96,000
Gtd. Notes	5.125	02/01/25	75	74,625
Gtd. Notes	6.750	03/15/24	100	105,500
				2,830,849
Real Estate 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	200	203,000
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	275	266,750
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	225	208,687
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25	100	97,250
				775,687

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500%	09/01/26	100	$ 94,250
Gtd. Notes	4.500	01/15/28	225	205,312
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	125	120,938
Gtd. Notes	5.250	08/01/26	75	74,063

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	50	47,989
				542,552
Retail 0.9%
Beacon Roofing Supply, Inc.,
Gtd. Notes	6.375	10/01/23	125	129,375
Gtd. Notes, 144A	4.875	11/01/25	25	23,289

Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	125	120,313
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	400	354,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750(c)	06/15/23	50	43,250
Sr. Unsec’d. Notes	6.750	01/15/22	150	134,250

Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20	375	363,750
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	375	389,062
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	225	224,437

Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	100	97,000
L Brands, Inc.,
Gtd. Notes(a)	5.250	02/01/28	150	132,000
Gtd. Notes	6.750	07/01/36	275	232,375
Gtd. Notes	6.875	11/01/35	175	150,281
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	375	253,125
Sr. Sec’d. Notes, 144A	5.875	06/01/25	225	176,625

PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20	175	164,500
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	275	276,375

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	400	$ 374,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	225	218,250
				3,856,257
Semiconductors 0.0%
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25	150	150,000
Software 0.7%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	03/01/25	120	116,100
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	1,075	1,124,719
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%	7.125	05/01/21	590	595,900
Infor US, Inc., Gtd. Notes	6.500	05/15/22	475	480,937
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	40	40,700
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625	11/15/24	175	176,750
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375	10/15/24	380	388,550
				2,923,656
Telecommunications 1.7%
Bharti Airtel International Netherlands BV (India), Gtd. Notes	5.125	03/11/23	200	200,035
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	200	196,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/20	200	204,500
Sr. Unsec’d. Notes, Series G	6.875	01/15/28	75	69,728
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	435	448,594

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	200	206,000

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	200	$ 145,500
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	400	345,000
Sr. Unsec’d. Notes	6.000	04/15/21	200	185,000

Frontier Communications Corp., Sec’d. Notes, 144A	8.500	04/01/26	125	120,000
GTT Communications, Inc., Gtd. Notes, 144A	7.875	12/31/24	365	361,350
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25	575	614,531
Level 3 Financing, Inc., Gtd. Notes	5.375	01/15/24	200	198,000
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	6.500	10/13/26	200	204,182
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	340	355,300
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	415	399,437
Gtd. Notes	8.750	03/15/32	380	408,975
Sprint Corp.,
Gtd. Notes	7.625	02/15/25	755	789,451
Gtd. Notes	7.875	09/15/23	325	346,937

T-Mobile USA, Inc., Gtd. Notes	6.500	01/15/26	250	262,188
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	150	141,750
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	5.000	01/20/26	725	651,122
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	383	390,391
				7,243,971
Textiles 0.0%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500	05/01/25	150	149,250
Transportation 0.2%
Hornbeck Offshore Services, Inc.,
Gtd. Notes	5.000	03/01/21	25	18,313

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Hornbeck Offshore Services, Inc., (cont’d.)
Gtd. Notes	5.875%	04/01/20		125	$ 99,375

Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950	07/10/42		200	222,840
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24		200	201,200
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23		125	128,437
Gtd. Notes, 144A	6.500	06/15/22		95	97,612
					767,777
Trucking & Leasing 0.2%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		350	348,250
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000	08/01/24		75	73,687
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23		75	71,625
Gtd. Notes, 144A	5.250	08/15/22		175	175,000
Gtd. Notes, 144A	5.500	02/15/24		200	197,500
					866,062
Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes	5.750	10/10/24		200	192,000
Total Corporate Bonds (cost $88,457,308)					87,469,445
Sovereign Bonds 9.4%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	9.500	11/12/25		400	454,000
Sr. Unsec’d. Notes, 144A	8.250	05/09/28		200	207,240

Argentina Bonar Bonds (Argentina), Bonds	8.750	05/07/24		300	307,400
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	2.260(cc)	12/31/38	EUR	200	143,245
Sr. Unsec’d. Notes	2.500(cc)	12/31/38		180	108,450
Sr. Unsec’d. Notes	5.625	01/26/22		150	142,727
Sr. Unsec’d. Notes	6.875	01/11/48		75	58,801
Sr. Unsec’d. Notes	7.500	04/22/26		260	247,650

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentine Republic Government International Bond (Argentina), (cont’d.)
Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	550	$ 646,874
Sr. Unsec’d. Notes	8.280	12/31/33		463	442,431

Autonomous City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, MTN	8.950	02/19/21		200	204,340
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	6.750	09/20/29		200	181,850
Sr. Unsec’d. Notes	7.000	10/12/28		200	186,500

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		101	102,995
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		500	487,890
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.625	01/07/41		150	140,625
Sr. Unsec’d. Notes	7.125	01/20/37		135	151,538
Sr. Unsec’d. Notes	8.250	01/20/34		588	711,480
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125	01/18/41		355	400,262
Sr. Unsec’d. Notes	7.375	09/18/37		370	466,200
Sr. Unsec’d. Notes	10.375	01/28/33		200	313,000

Congolese International Bond (Congo (Republic)), Sr. Unsec’d. Notes	6.000	06/30/29		137	110,397
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250	01/26/23		200	193,022
Sr. Unsec’d. Notes	7.000	04/04/44		200	206,000
Sr. Unsec’d. Notes	7.158	03/12/45		200	210,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		200	205,606
Sr. Unsec’d. Notes	6.850	01/27/45		200	203,656
Sr. Unsec’d. Notes	7.450	04/30/44		450	487,125
Sr. Unsec’d. Notes	7.500	05/06/21		245	258,720
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		150	151,500
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.950	06/20/24		200	192,500
Sr. Unsec’d. Notes	10.500	03/24/20		200	210,700
Sr. Unsec’d. Notes	10.750	03/28/22		400	432,600
Sr. Unsec’d. Notes, 144A	7.875	01/23/28		200	183,000
Sr. Unsec’d. Notes, 144A	8.750	06/02/23		265	264,337
Sr. Unsec’d. Notes, 144A	8.875	10/23/27		200	193,000
Sr. Unsec’d. Notes, 144A	9.650	12/13/26		200	201,500
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes	5.875	06/11/25		200	194,052

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt Government International Bond (Egypt), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.903%	02/21/48		200	$ 198,493
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	100	114,554
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		455	478,771
Sr. Unsec’d. Notes, MTN	6.125	01/31/22		200	202,761
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	208,328
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes	6.375	01/18/27		200	193,000
Sr. Unsec’d. Notes	7.375	12/01/19		205	211,150
Sr. Unsec’d. Notes	7.625	02/01/41		300	297,000
Sr. Unsec’d. Notes	7.750	01/24/23		150	158,513
Sr. Unsec’d. Notes	8.250	04/10/32		280	293,135

Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625	12/11/24		200	203,995
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000	09/23/21		200	186,616
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375	08/05/26		200	184,084
Gabon Government International Bond (Gabon),
Bonds	6.375	12/12/24		200	186,948
Sr. Unsec’d. Notes	6.950	06/16/25		400	378,886
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes	7.875	08/07/23		300	323,715
Sr. Unsec’d. Notes	8.125	01/18/26		200	215,541

Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes	5.750	06/06/22		200	209,582
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/38	EUR	240	246,801
Bonds	3.000(cc)	02/24/39	EUR	75	77,152
Bonds	3.000(cc)	02/24/40	EUR	115	116,734
Sr. Unsec’d Notes	3.500	01/30/23	EUR	80	95,490
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes	7.500	03/15/24		200	216,830
Sr. Unsec’d. Notes	8.750	12/16/20		200	218,592

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(a)	7.625	03/29/41		386	545,250
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	7.750	01/17/38		200	266,833
Sr. Unsec’d. Notes	8.500	10/12/35		100	139,179
Sr. Unsec’d. Notes, 144A	4.350	01/08/27		200	200,414
Sr. Unsec’d. Notes, MTN	4.750	07/18/47		200	196,967
Sr. Unsec’d. Notes, MTN	5.125	01/15/45		200	204,808

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes, MTN	5.250%	01/17/42		200	$ 208,895
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752	03/09/23		400	398,155
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		200	199,078
Unsec’d. Notes	5.800	01/15/28		250	235,554
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.375	07/23/24		400	384,992
Sr. Unsec’d. Notes	6.375	03/03/28		200	194,522
Sr. Unsec’d. Notes, 144A	6.625	03/22/48	EUR	100	113,748
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.625	07/09/25		200	229,858
Sr. Unsec’d. Notes	7.875	07/28/45		200	232,800
Sr. Unsec’d. Notes	9.250	10/17/25		200	253,000
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes	5.750	01/31/27		200	191,268
Sr. Unsec’d. Notes, 144A	7.375	10/10/47		200	192,603

KazAgro National Management Holding JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN	4.625	05/24/23		200	195,000
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, MTN	6.500	07/21/45		400	492,350
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes	6.875	06/24/24		400	407,526
Sr. Unsec’d. Notes, 144A	8.250	02/28/48		200	201,998
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes	6.000	01/27/23		169	147,317
Sr. Unsec’d. Notes	6.400	05/26/23		100	87,892
Sr. Unsec’d. Notes	6.650	04/22/24		55	47,922
Sr. Unsec’d. Notes	6.850	05/25/29		80	65,181
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		255	226,389
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24		110	92,730
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20		120	116,681
Sr. Unsec’d. Notes, GMTN	6.600	11/27/26		50	41,790
Sr. Unsec’d. Notes, MTN	6.250	05/27/22		165	148,088
Sr. Unsec’d. Notes, MTN	8.250	04/12/21		271	264,957
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes	4.378	11/29/19	MYR	750	186,786
Sr. Unsec’d. Notes, Ser. 0511	3.580	09/28/18	MYR	490	120,591

Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, 144A	4.080	04/27/46		250	241,420
Mexican Bonos (Mexico), Bonds, Ser. M	6.500	06/09/22	MXN	710	36,437

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050%	01/11/40		430	$ 473,000
Sr. Unsec’d. Notes, MTN	6.750	09/27/34		203	241,062
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, MTN	5.125	12/05/22		200	193,506
Sr. Unsec’d. Notes, MTN	10.875	04/06/21		400	449,974
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	6.750	01/28/21		400	418,500
Sr. Unsec’d. Notes	7.875	02/16/32		200	206,260
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	197,872
Sr. Unsec’d. Notes, 144A, MTN	7.625	11/28/47		230	221,598
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	4.750	06/15/26		400	377,993
Sr. Unsec’d. Notes, 144A	6.500	03/08/47		205	191,254
Sr. Unsec’d. Notes, 144A	6.750	01/17/48		200	190,490
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes	6.875	12/05/27		200	191,034
Sr. Unsec’d. Notes	7.250	04/15/19		300	303,390
Sr. Unsec’d. Notes	8.250	04/15/24		200	208,810
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.300	04/29/53		250	240,625
Sr. Unsec’d. Notes	6.700	01/26/36		100	124,000
Sr. Unsec’d. Notes	9.375	04/01/29		100	142,000

Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100	08/11/44		200	217,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	5.625	11/18/50		150	177,975
Sr. Unsec’d. Notes	6.550	03/14/37		515	654,050
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	3.950	01/20/40		100	98,583
Sr. Unsec’d. Notes	7.750	01/14/31		460	615,570
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	4.000	05/01/20	EUR	60	69,108
Sr. Unsec’d. Notes	9.125	03/16/24		150	146,252
Sr. Unsec’d. Notes	9.950	06/09/21		300	306,003

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	204,256
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes, 144A	6.875	02/28/23		225	235,408
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500	11/19/25		200	216,626

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	4.875%	04/14/26	600	$ 588,566
Sr. Unsec’d. Notes	5.875	09/16/25	200	208,472
Sr. Unsec’d. Notes	6.250	03/08/41	210	214,732

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	6.125	01/22/44	294	339,411
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes	4.750	05/27/26	200	202,750
Sr. Unsec’d. Notes	5.250	06/23/47	200	198,500
Sr. Unsec’d. Notes	5.625	04/04/42	200	214,502
Sr. Unsec’d. Notes	12.750	06/24/28	280	459,291
Sr. Unsec’d. Notes, 144A	4.250	06/23/27	200	194,931

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN	5.000	04/17/49	200	197,220
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A	6.750	03/13/48	200	181,020
Unsec’d. Notes, 144A	6.250	05/23/33	205	193,228
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.875	07/25/22	210	210,097
Sr. Unsec’d. Notes	6.250	10/04/20	120	122,415
Sr. Unsec’d. Notes	6.250	07/27/21	230	234,615
Sr. Unsec’d. Notes	6.850	11/03/25	400	403,004
Sr. Unsec’d. Notes, 144A	5.750	04/18/23	200	197,639
Sr. Unsec’d. Notes, 144A	6.750	04/18/28	200	197,805
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes	5.625	12/05/22	200	190,802
Sr. Unsec’d. Notes, 144A	5.500	10/13/21	200	193,986
Sr. Unsec’d. Notes, 144A	5.625	12/05/22	200	190,802
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	4.250	04/14/26	200	166,916
Sr. Unsec’d. Notes	4.875	10/09/26	320	274,692
Sr. Unsec’d. Notes	5.625	03/30/21	100	98,518
Sr. Unsec’d. Notes	5.750	03/22/24	400	378,224
Sr. Unsec’d. Notes	6.000	01/14/41	200	164,808
Sr. Unsec’d. Notes	6.125	10/24/28	200	182,500
Sr. Unsec’d. Notes	6.250	09/26/22	300	296,541
Sr. Unsec’d. Notes	6.875	03/17/36	334	306,745
Sr. Unsec’d. Notes	7.375	02/05/25	190	193,224
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	—(p)	05/31/40	50	31,370
Sr. Unsec’d. Notes	7.750	09/01/21	100	102,026
Sr. Unsec’d. Notes	7.750	09/01/22	100	101,388

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/23	300	$ 301,887
Sr. Unsec’d. Notes	7.750	09/01/24	380	377,494
Sr. Unsec’d. Notes	7.750	09/01/25	600	587,250
Sr. Unsec’d. Notes	7.750	09/01/26	104	100,495
Sr. Unsec’d. Notes	7.750	09/01/27	100	95,728
Sr. Unsec’d. Notes, 144A	—(p)	05/31/40	35	21,959

Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes	9.625	04/27/22	200	205,602
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	5.100	06/18/50	255	257,818
Sr. Unsec’d. Notes	7.625	03/21/36	225	300,859
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes	7.000	03/31/38	620	164,734
Sr. Unsec’d. Notes	7.750	10/13/19	110	29,227
Sr. Unsec’d. Notes	9.000	05/07/23	100	26,870
Sr. Unsec’d. Notes	11.950	08/05/31	300	83,010
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes	8.500	04/14/24	200	180,282
Unsec’d. Notes	5.375	09/20/22	200	167,420

Total Sovereign Bonds (cost $40,806,151)				40,372,437

Total Long-Term Investments (cost $401,407,180)				427,683,277

	Shares

Short-Term Investments 2.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	4,178,319	4,178,319
PGIM Institutional Money Market Fund (cost $8,008,029; includes $7,991,366 of cash collateral for securities on loan)(b)(w)	8,008,598	8,009,399

Total Short-Term Investments (cost $12,186,348)		12,187,718

TOTAL INVESTMENTS 101.8% (cost $413,593,528)	439,870,995
Liabilities in excess of other assets(z) (1.8)%		(7,739,338)

Net Assets 100.0%		$ 432,131,657

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,744,926; cash collateral of $7,991,366 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of July 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Sep. 2018	$2,747,875	$(1,234)
6	5 Year U.S. Treasury Notes	Sep. 2018	678,750	1,570
10	10 Year U.S. Treasury Notes	Sep. 2018	1,194,219	4,609
1	20 Year U.S. Treasury Bonds	Sep. 2018	142,969	125
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	156,906	3,469
				$ 8,539
Cash of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2018.
Forward foreign currency exchange contracts outstanding at July 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/18	Citigroup Global Markets	BRL	617	$ 160,687	$ 164,310	$ 3,623	$ —
Expiring 08/02/18	Citigroup Global Markets	BRL	252	65,143	67,136	1,993	—

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/18	Citigroup Global Markets	BRL	140	$ 37,100	$ 37,384	$ 284	$ —
Expiring 08/02/18	Goldman Sachs & Co.	BRL	923	247,303	245,936	—	(1,367)
Expiring 08/02/18	Morgan Stanley	BRL	604	159,544	160,978	1,434	—
Expiring 10/02/18	Citigroup Global Markets	BRL	402	106,439	106,448	9	—
Expiring 02/25/19	Citigroup Global Markets	BRL	857	253,700	223,635	—	(30,065)
Chilean Peso,
Expiring 09/27/18	BNP Paribas	CLP	67,555	103,585	105,999	2,414	—
Expiring 09/27/18	BNP Paribas	CLP	17,464	26,500	27,402	902	—
Expiring 09/27/18	Citigroup Global Markets	CLP	93,071	143,735	146,035	2,300	—
Expiring 09/27/18	Citigroup Global Markets	CLP	34,863	53,262	54,702	1,440	—
Expiring 09/27/18	Citigroup Global Markets	CLP	29,584	45,617	46,419	802	—
Colombian Peso,
Expiring 09/12/18	BNP Paribas	COP	1,856,631	652,365	641,108	—	(11,257)
Czech Koruna,
Expiring 10/26/18	Bank of America	CZK	1,489	67,567	68,307	740	—
Euro,
Expiring 10/26/18	Morgan Stanley	EUR	300	353,538	353,162	—	(376)
Expiring 02/25/19	Citigroup Global Markets	EUR	50	59,230	59,497	267	—
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	29,388	421,989	424,535	2,546	—
Expiring 10/15/18	Deutsche Bank AG	INR	19,787	285,569	285,844	275	—
Expiring 10/15/18	JPMorgan Chase	INR	40,174	579,500	580,350	850	—
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	1,387,786	96,000	95,600	—	(400)
Expiring 09/24/18	Barclays Capital Group	IDR	1,193,789	83,000	82,237	—	(763)

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/24/18	Barclays Capital Group	IDR	1,055,580	$ 72,510	$ 72,716	$ 206	$ —
Expiring 09/24/18	Barclays Capital Group	IDR	452,777	31,076	31,190	114	—
Expiring 09/24/18	Citigroup Global Markets	IDR	6,129,111	421,100	422,217	1,117	—
Expiring 09/24/18	Citigroup Global Markets	IDR	1,328,236	91,000	91,498	498	—
Expiring 09/24/18	JPMorgan Chase	IDR	12,086,819	837,037	832,626	—	(4,411)
Malaysian Ringgit,
Expiring 10/05/18	Barclays Capital Group	MYR	385	94,808	94,435	—	(373)
Mexican Peso,
Expiring 09/21/18	JPMorgan Chase	MXN	1,770	87,000	94,157	7,157	—
Expiring 09/21/18	Morgan Stanley	MXN	3,580	172,020	190,396	18,376	—
Expiring 01/29/19	UBS AG	MXN	5,179	262,000	269,524	7,524	—
Expiring 01/29/19	UBS AG	MXN	4,707	238,000	245,002	7,002	—
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	8,432	278,017	276,670	—	(1,347)
Peruvian Nuevo Sol,
Expiring 09/27/18	Barclays Capital Group	PEN	274	83,000	83,372	372	—
Expiring 09/27/18	Citigroup Global Markets	PEN	703	213,237	214,388	1,151	—
Expiring 09/27/18	JPMorgan Chase	PEN	383	117,000	116,775	—	(225)
Philippine Peso,
Expiring 09/17/18	Citigroup Global Markets	PHP	3,246	61,189	60,986	—	(203)
Expiring 09/17/18	Morgan Stanley	PHP	6,037	112,000	113,420	1,420	—
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	6,607	105,715	104,940	—	(775)
Expiring 10/12/18	Barclays Capital Group	RUB	4,826	77,000	76,649	—	(351)

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 10/12/18	Morgan Stanley	RUB	35,128	$ 556,447	$ 557,976	$ 1,529	$ —
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	117	86,000	86,231	231	—
Expiring 08/10/18	Barclays Capital Group	SGD	308	226,922	226,243	—	(679)
Expiring 08/10/18	Citigroup Global Markets	SGD	182	134,001	133,748	—	(253)
Expiring 08/10/18	Morgan Stanley	SGD	147	108,001	108,324	323	—
Expiring 08/10/18	UBS AG	SGD	491	367,225	360,480	—	(6,745)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	4,736	346,561	357,657	11,096	—
Expiring 09/11/18	JPMorgan Chase	ZAR	2,356	179,335	177,883	—	(1,452)
Expiring 09/11/18	Morgan Stanley	ZAR	1,085	80,000	81,966	1,966	—
South Korean Won,
Expiring 08/08/18	Citigroup Global Markets	KRW	108,888	98,000	97,356	—	(644)
Expiring 08/08/18	JPMorgan Chase	KRW	262,559	244,811	234,753	—	(10,058)
Expiring 08/08/18	Morgan Stanley	KRW	87,477	78,000	78,213	213	—
Expiring 10/19/18	Barclays Capital Group	KRW	122,595	110,000	109,823	—	(177)
Expiring 10/19/18	Barclays Capital Group	KRW	88,757	79,000	79,510	510	—
Expiring 10/19/18	JPMorgan Chase	KRW	114,120	101,001	102,231	1,230	—
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	17,922	562,870	538,802	—	(24,068)
Expiring 08/10/18	Citigroup Global Markets	THB	6,078	183,800	182,733	—	(1,067)
Expiring 08/10/18	Citigroup Global Markets	THB	4,765	145,000	143,242	—	(1,758)
Expiring 08/10/18	Citigroup Global Markets	THB	4,028	122,000	121,108	—	(892)

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	THB	2,884	$ 87,000	$ 86,696	$ —	$ (304)
Expiring 08/10/18	Citigroup Global Markets	THB	2,470	75,000	74,268	—	(732)
Expiring 08/10/18	Citigroup Global Markets	THB	2,469	75,000	74,232	—	(768)
Expiring 08/10/18	Hong Kong & Shanghai Bank	THB	1,678	52,574	50,438	—	(2,136)
Turkish Lira,
Expiring 09/11/18	Bank of America	TRY	24	5,200	4,834	—	(366)
Expiring 09/11/18	Barclays Capital Group	TRY	621	133,486	123,761	—	(9,725)
Expiring 09/11/18	Barclays Capital Group	TRY	411	86,640	81,804	—	(4,836)
Expiring 09/11/18	Barclays Capital Group	TRY	409	86,640	81,493	—	(5,147)
Expiring 09/11/18	Citigroup Global Markets	TRY	403	86,000	80,219	—	(5,781)
Expiring 09/11/18	JPMorgan Chase	TRY	348	72,000	69,230	—	(2,770)
Expiring 09/11/18	Toronto Dominion	TRY	256	54,000	51,009	—	(2,991)
				$11,977,596	$11,924,248	81,914	(135,262)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/18	Citigroup Global Markets	BRL	654	$ 171,961	$ 174,274	$ —	$ (2,313)
Expiring 08/02/18	Citigroup Global Markets	BRL	332	86,423	88,466	—	(2,043)
Expiring 08/02/18	Morgan Stanley	BRL	1,551	400,838	413,004	—	(12,166)
Expiring 10/02/18	Goldman Sachs & Co.	BRL	923	245,737	244,350	1,387	—
Expiring 02/25/19	Citigroup Global Markets	BRL	233	59,294	60,802	—	(1,508)

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	55,834	$ 86,423	$ 87,607	$ —	$ (1,184)
Expiring 09/27/18	BNP Paribas	CLP	398,070	610,574	624,603	—	(14,029)
Chinese Renminbi,
Expiring 10/26/18	Barclays Capital Group	CNH	3,933	578,503	576,996	1,507	—
Expiring 10/26/18	Citigroup Global Markets	CNH	566	83,000	83,010	—	(10)
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	266,062	93,102	91,873	1,229	—
Expiring 09/12/18	BNP Paribas	COP	409,373	138,700	141,360	—	(2,660)
Expiring 09/12/18	Citigroup Global Markets	COP	536,804	181,600	185,362	—	(3,762)
Expiring 09/12/18	Citigroup Global Markets	COP	428,855	145,191	148,087	—	(2,896)
Expiring 09/12/18	Citigroup Global Markets	COP	319,931	109,000	110,474	—	(1,474)
Expiring 09/12/18	Citigroup Global Markets	COP	253,609	86,423	87,573	—	(1,150)
Expiring 09/12/18	Citigroup Global Markets	COP	226,559	77,650	78,233	—	(583)
Expiring 09/12/18	Citigroup Global Markets	COP	203,629	69,074	70,315	—	(1,241)
Expiring 09/12/18	Citigroup Global Markets	COP	101,685	34,537	35,113	—	(576)
Expiring 09/12/18	Morgan Stanley	COP	291,738	98,566	100,739	—	(2,173)
Euro,
Expiring 10/26/18	Toronto Dominion	EUR	943	1,110,748	1,109,564	1,184	—
Expiring 10/26/18	Toronto Dominion	EUR	365	429,489	429,189	300	—
Expiring 02/25/19	Citigroup Global Markets	EUR	200	253,730	237,987	15,743	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	208,735	746,496	765,395	—	(18,899)
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	7,597	109,000	109,750	—	(750)

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/15/18	Citigroup Global Markets	INR	5,750	$ 83,000	$ 83,062	$ —	$ (62)
Expiring 10/15/18	JPMorgan Chase	INR	5,120	74,000	73,961	39	—
Indonesian Rupiah,
Expiring 09/24/18	Citigroup Global Markets	IDR	2,237,312	154,000	154,122	—	(122)
Israeli Shekel,
Expiring 10/29/18	Morgan Stanley	ILS	323	89,000	88,423	577	—
Expiring 10/29/18	UBS AG	ILS	2,949	814,468	808,298	6,170	—
Japanese Yen,
Expiring 10/26/18	Bank of America	JPY	162	1,464	1,455	9	—
Mexican Peso,
Expiring 09/21/18	BNP Paribas	MXN	1,098	54,525	58,421	—	(3,896)
Expiring 09/21/18	Citigroup Global Markets	MXN	1,927	99,000	102,484	—	(3,484)
Expiring 09/21/18	Citigroup Global Markets	MXN	1,454	76,000	77,313	—	(1,313)
Expiring 09/21/18	Citigroup Global Markets	MXN	1,165	57,100	61,967	—	(4,867)
Expiring 09/21/18	Citigroup Global Markets	MXN	975	48,210	51,856	—	(3,646)
Expiring 09/21/18	Citigroup Global Markets	MXN	106	5,258	5,649	—	(391)
Expiring 09/21/18	JPMorgan Chase	MXN	1,894	93,000	100,740	—	(7,740)
Expiring 01/29/19	UBS AG	MXN	4,657	238,000	242,382	—	(4,382)
New Taiwanese Dollar,
Expiring 10/11/18	Morgan Stanley	TWD	3,358	111,000	110,169	831	—
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	21,977	414,458	412,901	1,557	—
Expiring 09/17/18	Barclays Capital Group	PHP	6,512	121,000	122,353	—	(1,353)
Expiring 09/17/18	Barclays Capital Group	PHP	5,218	97,000	98,030	—	(1,030)
Expiring 09/17/18	Barclays Capital Group	PHP	5,054	94,000	94,963	—	(963)
Expiring 09/17/18	Barclays Capital Group	PHP	4,673	86,736	87,803	—	(1,067)

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/17/18	Citigroup Global Markets	PHP	5,143	$ 96,000	$ 96,622	$ —	$ (622)
Expiring 09/17/18	Citigroup Global Markets	PHP	4,192	78,000	78,764	—	(764)
Expiring 09/17/18	JPMorgan Chase	PHP	4,471	84,000	83,998	2	—
Expiring 09/17/18	JPMorgan Chase	PHP	4,282	79,760	80,442	—	(682)
Polish Zloty,
Expiring 10/26/18	UBS AG	PLN	759	205,101	208,041	—	(2,940)
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	269	197,000	197,673	—	(673)
Expiring 08/10/18	Barclays Capital Group	SGD	55	41,000	40,379	621	—
Expiring 08/10/18	Citigroup Global Markets	SGD	469	343,922	344,601	—	(679)
Expiring 08/10/18	Citigroup Global Markets	SGD	237	172,815	173,874	—	(1,059)
Expiring 08/10/18	JPMorgan Chase	SGD	102	75,000	75,058	—	(58)
Expiring 08/10/18	JPMorgan Chase	SGD	102	75,000	75,230	—	(230)
Expiring 08/10/18	JPMorgan Chase	SGD	99	73,000	73,043	—	(43)
Expiring 08/10/18	JPMorgan Chase	SGD	66	49,219	48,140	1,079	—
Expiring 08/10/18	Morgan Stanley	SGD	168	123,000	123,145	—	(145)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	4,368	316,500	329,853	—	(13,353)
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,772	132,700	133,845	—	(1,145)
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,212	86,408	91,491	—	(5,083)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,436	104,000	108,461	—	(4,461)
Expiring 09/11/18	JPMorgan Chase	ZAR	19	1,472	1,456	16	—
Expiring 09/11/18	Morgan Stanley	ZAR	1,781	132,500	134,475	—	(1,975)

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 08/08/18	Citigroup Global Markets	KRW	87,253	$ 81,000	$ 78,013	$ 2,987	$ —
Expiring 08/08/18	JPMorgan Chase	KRW	92,354	83,000	82,573	427	—
Expiring 08/08/18	Morgan Stanley	KRW	81,322	73,000	72,709	291	—
Expiring 08/08/18	Morgan Stanley	KRW	42,118	39,000	37,657	1,343	—
Expiring 08/08/18	UBS AG	KRW	144,579	134,000	129,267	4,733	—
Expiring 08/08/18	UBS AG	KRW	64,542	60,000	57,706	2,294	—
Expiring 10/19/18	Barclays Capital Group	KRW	261,271	231,108	234,051	—	(2,943)
Expiring 10/19/18	Barclays Capital Group	KRW	159,436	141,012	142,825	—	(1,813)
Swiss Franc,
Expiring 10/26/18	BNP Paribas	CHF	493	499,941	501,480	—	(1,539)
Expiring 10/26/18	Morgan Stanley	CHF	243	246,548	246,998	—	(450)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	8,355	261,000	251,190	9,810	—
Expiring 08/10/18	Citigroup Global Markets	THB	6,428	202,000	193,238	8,762	—
Expiring 08/10/18	Citigroup Global Markets	THB	6,208	195,000	186,639	8,361	—
Expiring 08/10/18	Citigroup Global Markets	THB	5,665	173,532	170,314	3,218	—
Expiring 08/10/18	Citigroup Global Markets	THB	3,977	124,000	119,574	4,426	—
Expiring 08/10/18	Citigroup Global Markets	THB	3,061	96,000	92,024	3,976	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,662	81,000	80,030	970	—
Expiring 08/10/18	Citigroup Global Markets	THB	1,930	60,000	58,013	1,987	—
Expiring 08/10/18	Citigroup Global Markets	THB	980	30,700	29,463	1,237	—
Turkish Lira,
Expiring 09/11/18	Bank of America	TRY	129	27,594	25,626	1,968	—
Expiring 09/11/18	Morgan Stanley	TRY	429	87,000	85,485	1,515	—
				$14,210,110	$14,263,944	90,556	(144,390)
						$172,470	$(279,652)

PGIM Income Builder Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
10/26/18	Buy	EUR	302	JPY	39,620	$—	$(621)	Toronto Dominion
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$ 62,288,145	$ —	$—
Common Stocks	155,743,029	19,717,044	—
Exchange Traded Funds	55,277,108	—	—
Preferred Stocks	12,265,981	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	6,234,814	—

Convertible Bond	—	502,992	—
Corporate Bonds	—	87,469,445	—
Sovereign Bonds	—	40,372,437	—
Other Financial Instruments*
Futures Contracts	8,539	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(107,182)	—
OTC Cross Currency Exchange Contract	—	(621)	—
Total	$285,582,802	$154,188,929	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 95.4%
Common Stocks
Aerospace & Defense 1.9%
Arconic, Inc.	2,733	$ 59,279
Boeing Co. (The)	3,610	1,286,243
General Dynamics Corp.	1,820	363,563
Harris Corp.	790	130,311
Huntington Ingalls Industries, Inc.	300	69,915
L3 Technologies, Inc.	520	111,509
Lockheed Martin Corp.	1,640	534,804
Northrop Grumman Corp.	1,150	345,563
Raytheon Co.	1,900	376,257
Rockwell Collins, Inc.	1,090	151,499
Textron, Inc.	1,700	116,059
TransDigm Group, Inc.	330	123,928
United Technologies Corp.	4,910	666,483
		4,335,413
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	900	83,007
Expeditors International of Washington, Inc.	1,200	91,404
FedEx Corp.	1,620	398,309
United Parcel Service, Inc. (Class B Stock)	4,550	545,500
		1,118,220
Airlines 0.3%
Alaska Air Group, Inc.	800	50,264
American Airlines Group, Inc.	2,700	106,758
Delta Air Lines, Inc.	4,200	228,564
Southwest Airlines Co.	3,500	203,560
United Continental Holdings, Inc.*	1,600	128,640
		717,786
Auto Components 0.2%
Aptiv PLC	2,500	245,175
BorgWarner, Inc.	1,760	80,995
Goodyear Tire & Rubber Co. (The)	2,200	53,262
		379,432
Automobiles 0.4%
Ford Motor Co.	36,000	361,440

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Automobiles (cont’d.)
General Motors Co.	11,700	$ 443,547
Harley-Davidson, Inc.	1,500	64,335
		869,322
Banks 6.7%
Bank of America Corp.	92,900	2,868,752
BB&T Corp.	7,800	396,318
Citigroup, Inc.	25,200	1,811,628
Citizens Financial Group, Inc.	4,900	194,922
Comerica, Inc.	1,720	166,737
Fifth Third Bancorp	6,900	204,171
Huntington Bancshares, Inc.	11,200	172,928
JPMorgan Chase & Co.	33,540	3,855,423
KeyCorp	10,700	223,309
M&T Bank Corp.	1,470	254,824
People’s United Financial, Inc.	3,700	67,451
PNC Financial Services Group, Inc. (The)	4,660	674,908
Regions Financial Corp.	11,300	210,293
SunTrust Banks, Inc.	4,700	338,729
SVB Financial Group*	540	166,255
U.S. Bancorp	15,400	816,354
Wells Fargo & Co.	43,200	2,474,928
Zions Bancorporation	2,000	103,400
		15,001,330
Beverages 3.4%
Brown-Forman Corp. (Class B Stock)	4,550	242,151
Coca-Cola Co. (The)	67,100	3,128,873
Constellation Brands, Inc. (Class A Stock)	2,950	620,178
Molson Coors Brewing Co. (Class B Stock)	3,240	217,080
Monster Beverage Corp.*	7,200	432,144
PepsiCo, Inc.	24,870	2,860,050
		7,500,476
Biotechnology 1.3%
AbbVie, Inc.	6,940	640,076
Alexion Pharmaceuticals, Inc.*	1,020	135,619
Amgen, Inc.	3,050	599,477
Biogen, Inc.*	970	324,339
Celgene Corp.*	3,230	290,991
Gilead Sciences, Inc.	5,970	464,645
Incyte Corp.*	840	55,894

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	360	$ 132,484
Vertex Pharmaceuticals, Inc.*	1,170	204,808
		2,848,333
Building Products 0.2%
A.O. Smith Corp.	900	53,577
Allegion PLC	666	54,305
Fortune Brands Home & Security, Inc.	900	52,200
Johnson Controls International PLC	6,078	227,986
Masco Corp.	2,000	80,660
		468,728
Capital Markets 3.2%
Affiliated Managers Group, Inc.	580	92,806
Ameriprise Financial, Inc.	1,470	214,135
Bank of New York Mellon Corp. (The)	10,000	534,700
BlackRock, Inc.	1,230	618,395
Cboe Global Markets, Inc.	1,170	113,642
Charles Schwab Corp. (The)	11,900	607,614
CME Group, Inc.	3,390	539,417
E*TRADE Financial Corp.*	2,700	161,487
Franklin Resources, Inc.	3,290	112,913
Goldman Sachs Group, Inc. (The)	3,480	826,256
Intercontinental Exchange, Inc.	5,830	430,895
Invesco Ltd.	4,200	113,358
Moody’s Corp.	1,680	287,481
Morgan Stanley	13,500	682,560
MSCI, Inc.	910	151,233
Nasdaq, Inc.	1,200	109,680
Northern Trust Corp.	2,140	233,731
Raymond James Financial, Inc.	1,400	128,226
S&P Global, Inc.	2,500	501,100
State Street Corp.	3,680	324,981
T. Rowe Price Group, Inc.	2,430	289,364
		7,073,974
Chemicals 3.7%
Air Products & Chemicals, Inc.	4,030	661,605
Albemarle Corp.	2,010	189,342
CF Industries Holdings, Inc.	4,250	188,785
DowDuPont, Inc.	42,635	2,932,009
Eastman Chemical Co.	2,620	271,484

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Chemicals (cont’d.)
Ecolab, Inc.	4,770	$ 671,139
FMC Corp.	2,500	224,700
International Flavors & Fragrances, Inc.	1,450	192,502
LyondellBasell Industries NV (Class A Stock)	5,910	654,769
Mosaic Co. (The)	6,400	192,704
PPG Industries, Inc.	4,580	506,823
Praxair, Inc.	5,280	884,400
Sherwin-Williams Co. (The)	1,520	669,910
		8,240,172
Commercial Services & Supplies 0.3%
Cintas Corp.	570	116,554
Copart, Inc.*	1,300	74,607
Republic Services, Inc.	1,500	108,720
Stericycle, Inc.*	570	39,820
Waste Management, Inc.	2,600	234,000
		573,701
Communications Equipment 0.4%
Cisco Systems, Inc.	16,400	693,556
F5 Networks, Inc.*	220	37,704
Juniper Networks, Inc.	1,200	31,608
Motorola Solutions, Inc.	570	69,141
		832,009
Construction & Engineering 0.1%
Fluor Corp.	900	46,125
Jacobs Engineering Group, Inc.	800	54,104
Quanta Services, Inc.*	900	30,663
		130,892
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,160	231,327
Vulcan Materials Co.	2,430	272,160
		503,487
Consumer Finance 0.7%
American Express Co.	7,050	701,616
Capital One Financial Corp.	4,820	454,622

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Consumer Finance (cont’d.)
Discover Financial Services	3,500	$ 249,935
Synchrony Financial	7,101	205,503
		1,611,676
Containers & Packaging 0.6%
Avery Dennison Corp.	1,620	185,782
Ball Corp.	6,400	249,408
International Paper Co.	7,600	408,348
Packaging Corp. of America	1,740	196,446
Sealed Air Corp.	2,900	127,803
WestRock Co.	4,736	274,593
		1,442,380
Distributors 0.1%
Genuine Parts Co.	1,350	131,369
LKQ Corp.*	2,800	93,856
		225,225
Diversified Consumer Services 0.0%
H&R Block, Inc.	1,900	47,804
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	18,970	3,753,594
Jefferies Financial Group, Inc.	3,200	77,600
		3,831,194
Diversified Telecommunication Services 7.5%
AT&T, Inc.	263,567	8,426,249
CenturyLink, Inc.	35,571	667,667
Verizon Communications, Inc.	150,000	7,746,000
		16,839,916
Electric Utilities 6.8%
Alliant Energy Corp.	8,100	348,057
American Electric Power Co., Inc.	17,400	1,237,836
Duke Energy Corp.	24,800	2,024,176
Edison International	11,500	766,245
Entergy Corp.	6,400	520,192
Evergy, Inc.	9,600	538,464
Eversource Energy	11,200	680,064

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Electric Utilities (cont’d.)
Exelon Corp.	34,100	$ 1,449,250
FirstEnergy Corp.	15,800	559,794
NextEra Energy, Inc.	16,650	2,789,541
PG&E Corp.	18,200	784,056
Pinnacle West Capital Corp.	4,000	321,720
PPL Corp.	24,600	707,742
Southern Co. (The)	35,700	1,735,020
Xcel Energy, Inc.	17,900	838,794
		15,300,951
Electrical Equipment 0.4%
AMETEK, Inc.	1,500	116,700
Eaton Corp. PLC	2,900	241,193
Emerson Electric Co.	4,200	303,576
Rockwell Automation, Inc.	830	155,675
		817,144
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. (Class A Stock)	1,040	97,250
Corning, Inc.	2,800	92,904
FLIR Systems, Inc.	500	29,300
IPG Photonics Corp.*	130	21,325
TE Connectivity Ltd.	1,210	113,220
		353,999
Energy Equipment & Services 0.6%
Baker Hughes a GE Co.	3,100	107,198
Halliburton Co.	6,600	279,972
Helmerich & Payne, Inc.	870	53,374
National Oilwell Varco, Inc.	2,900	140,998
Schlumberger Ltd.	10,519	710,243
TechnipFMC PLC (United Kingdom)	3,200	104,160
		1,395,945
Equity Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	1,090	138,910
American Tower Corp., REIT	4,660	690,798
Apartment Investment & Management Co. (Class A Stock)	1,600	68,240
AvalonBay Communities, Inc., REIT	1,460	258,201
Boston Properties, Inc.	1,630	204,614
Crown Castle International Corp., REIT	4,380	485,435

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Digital Realty Trust, Inc., REIT	2,180	$ 264,696
Duke Realty Corp., REIT	3,700	107,744
Equinix, Inc., REIT	841	369,435
Equity Residential	3,900	255,177
Essex Property Trust, Inc.	700	168,315
Extra Space Storage, Inc., REIT	1,300	122,161
Federal Realty Investment Trust, REIT	770	96,635
GGP, Inc.	6,600	140,712
HCP, Inc.	4,900	126,910
Host Hotels & Resorts, Inc.	7,800	163,332
Iron Mountain, Inc.	2,938	103,153
Kimco Realty Corp.	4,400	73,436
Macerich Co. (The), REIT	1,100	64,966
Mid-America Apartment Communities, Inc.	1,240	124,967
ProLogis, Inc., REIT	5,600	367,472
Public Storage	1,580	344,171
Realty Income Corp.	3,000	167,310
Regency Centers Corp.	1,500	95,445
SBA Communications Corp., REIT*	1,220	193,065
Simon Property Group, Inc., REIT	3,270	576,207
SL Green Realty Corp.	930	95,892
UDR, Inc., REIT	2,800	107,744
Ventas, Inc.	3,800	214,244
Vornado Realty Trust	1,790	128,737
Welltower, Inc., REIT	3,900	244,140
Weyerhaeuser Co.	7,940	271,389
		6,833,653
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	7,700	1,684,067
Kroger Co. (The)	14,200	411,800
Sysco Corp.	8,400	564,564
Walgreens Boots Alliance, Inc.	15,000	1,014,300
Walmart, Inc.	25,370	2,263,765
		5,938,496
Food Products 2.1%
Archer-Daniels-Midland Co.	9,800	472,948
Campbell Soup Co.	3,300	134,970
Conagra Brands, Inc.	6,900	253,299
General Mills, Inc.	10,400	479,024
Hershey Co. (The)	2,450	240,615
Hormel Foods Corp.	4,700	169,059

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Food Products (cont’d.)
J.M. Smucker Co. (The)	1,990	$ 221,129
Kellogg Co.	4,400	312,532
Kraft Heinz Co. (The)	10,500	632,625
McCormick & Co., Inc.	2,130	250,360
Mondelez International, Inc. (Class A Stock)	25,800	1,119,204
Tyson Foods, Inc. (Class A Stock)	5,200	299,780
		4,585,545
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	8,057	528,056
ABIOMED, Inc.*	200	70,906
Align Technology, Inc.*	330	117,695
Baxter International, Inc.	2,300	166,635
Becton, Dickinson and Co.	1,222	305,952
Boston Scientific Corp.*	6,300	211,743
Cooper Cos., Inc. (The)	230	59,915
Danaher Corp.	2,820	289,276
DENTSPLY SIRONA, Inc.	1,000	48,110
Edwards Lifesciences Corp.*	970	138,176
Hologic, Inc.*	1,200	51,492
IDEXX Laboratories, Inc.*	400	97,972
Intuitive Surgical, Inc.*	520	264,259
Medtronic PLC	6,188	558,343
ResMed, Inc.	650	68,757
Stryker Corp.	1,470	239,977
Varian Medical Systems, Inc.*	420	48,489
Zimmer Biomet Holdings, Inc.	930	116,734
		3,382,487
Health Care Providers & Services 1.5%
Aetna, Inc.	1,500	282,585
AmerisourceBergen Corp.	750	61,373
Anthem, Inc.	1,170	296,010
Cardinal Health, Inc.	1,400	69,930
Centene Corp.*	940	122,510
Cigna Corp.	1,120	200,951
CVS Health Corp.	4,690	304,194
DaVita, Inc.*	680	47,790
Envision Healthcare Corp.*	500	22,130
Express Scripts Holding Co.*	2,600	206,596
HCA Healthcare, Inc.	1,280	159,014
Henry Schein, Inc.*	680	53,999
Humana, Inc.	630	197,933

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Laboratory Corp. of America Holdings*	470	$ 82,410
McKesson Corp.	930	116,808
Quest Diagnostics, Inc.	620	66,786
UnitedHealth Group, Inc.	4,400	1,114,168
Universal Health Services, Inc. (Class B Stock)	400	48,840
		3,454,027
Health Care Technology 0.0%
Cerner Corp.*	1,400	86,912
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	3,700	219,188
Chipotle Mexican Grill, Inc.*	230	99,742
Darden Restaurants, Inc.	1,140	121,912
Hilton Worldwide Holdings, Inc.	2,600	204,516
Marriott International, Inc. (Class A Stock)	2,740	350,282
McDonald’s Corp.	7,240	1,140,589
MGM Resorts International	4,600	144,302
Norwegian Cruise Line Holdings Ltd.*	1,900	95,057
Royal Caribbean Cruises Ltd.	1,560	175,906
Starbucks Corp.	12,700	665,353
Wynn Resorts Ltd.	780	130,088
Yum! Brands, Inc.	3,000	237,870
		3,584,805
Household Durables 0.3%
D.R. Horton, Inc.	3,100	135,470
Garmin Ltd.	1,000	62,450
Leggett & Platt, Inc.	1,200	52,284
Lennar Corp. (Class A Stock)	2,500	130,675
Mohawk Industries, Inc.*	590	111,132
Newell Brands, Inc.	4,400	115,236
PulteGroup, Inc.	2,400	68,376
Whirlpool Corp.	600	78,660
		754,283
Household Products 2.6%
Church & Dwight Co., Inc.	4,240	237,016
Clorox Co. (The)	2,270	306,836
Colgate-Palmolive Co.	15,300	1,025,253

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Household Products (cont’d.)
Kimberly-Clark Corp.	6,130	$ 697,962
Procter & Gamble Co. (The)	44,100	3,566,808
		5,833,875
Independent Power & Renewable Electricity Producers 0.3%
AES Corp.	23,300	311,288
NRG Energy, Inc.	10,500	332,535
		643,823
Industrial Conglomerates 1.2%
3M Co.	3,920	832,294
General Electric Co.	57,220	779,909
Honeywell International, Inc.	4,930	787,075
Roper Technologies, Inc.	680	205,292
		2,604,570
Insurance 2.4%
Aflac, Inc.	7,700	358,358
Allstate Corp. (The)	3,560	338,627
American International Group, Inc.	8,900	491,369
Aon PLC	2,450	351,698
Arthur J. Gallagher & Co.	1,900	135,565
Assurant, Inc.	580	63,974
Brighthouse Financial, Inc.*	1,290	56,025
Chubb Ltd.	4,627	646,484
Cincinnati Financial Corp.	1,600	121,008
Everest Re Group Ltd.	430	93,891
Hartford Financial Services Group, Inc. (The)	3,600	189,720
Lincoln National Corp.	2,200	149,820
Loews Corp.	2,700	137,106
Marsh & McLennan Cos., Inc.	5,100	425,136
MetLife, Inc.	10,100	461,974
Principal Financial Group, Inc.	2,700	156,816
Progressive Corp. (The)	5,800	348,058
Torchmark Corp.	1,100	96,877
Travelers Cos., Inc. (The)	2,710	352,679
Unum Group	2,300	91,379
Willis Towers Watson PLC	1,340	213,623
XL Group Ltd. (Bermuda)	2,600	146,198
		5,426,385

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	3,720	$ 6,612,077
Booking Holdings, Inc.*	450	912,924
Expedia Group, Inc.	1,120	149,901
Netflix, Inc.*	4,010	1,353,174
TripAdvisor, Inc.*	990	57,410
		9,085,486
Internet Software & Services 1.9%
Akamai Technologies, Inc.*	600	45,156
Alphabet, Inc. (Class A Stock)*	1,050	1,288,581
Alphabet, Inc. (Class C Stock)*	1,061	1,291,513
eBay, Inc.*	3,200	107,040
Facebook, Inc. (Class A Stock)*	8,370	1,444,495
Twitter, Inc.*	2,300	73,301
VeriSign, Inc.*	340	49,378
		4,299,464
IT Services 1.7%
Accenture PLC (Class A Stock)	2,250	358,492
Alliance Data Systems Corp.	170	38,230
Automatic Data Processing, Inc.	1,540	207,884
Broadridge Financial Solutions, Inc.	410	46,322
Cognizant Technology Solutions Corp. (Class A Stock)	2,020	164,630
DXC Technology Co.	1,039	88,045
Fidelity National Information Services, Inc.	1,160	119,631
Fiserv, Inc.*	1,420	107,182
FleetCor Technologies, Inc.*	320	69,440
Gartner, Inc.*	320	43,338
Global Payments, Inc.	560	63,039
International Business Machines Corp.	2,980	431,891
Mastercard, Inc. (Class A Stock)	3,200	633,600
Paychex, Inc.	1,100	75,922
PayPal Holdings, Inc.*	3,900	320,346
Total System Services, Inc.	600	54,924
Visa, Inc. (Class A Stock)	6,230	851,890
Western Union Co. (The)	1,600	32,256
		3,707,062

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Leisure Products 0.1%
Hasbro, Inc.	1,030	$ 102,598
Mattel, Inc.(a)	3,100	49,197
		151,795
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	1,500	99,060
Illumina, Inc.*	680	220,565
IQVIA Holdings, Inc.*	740	90,236
Mettler-Toledo International, Inc.*	120	71,101
PerkinElmer, Inc.	500	39,590
Thermo Fisher Scientific, Inc.	1,840	431,535
Waters Corp.*	360	71,017
		1,023,104
Machinery 1.1%
Caterpillar, Inc.	3,940	566,572
Cummins, Inc.	1,020	145,666
Deere & Co.	2,140	309,851
Dover Corp.	1,040	86,299
Flowserve Corp.	800	35,464
Fortive Corp.	2,050	168,264
Illinois Tool Works, Inc.	2,010	288,093
Ingersoll-Rand PLC	1,600	157,616
PACCAR, Inc.	2,300	151,156
Parker-Hannifin Corp.	880	148,764
Pentair PLC (United Kingdom)	1,000	44,650
Snap-on, Inc.	380	64,444
Stanley Black & Decker, Inc.	1,020	152,460
Xylem, Inc.	1,200	91,872
		2,411,171
Media 2.2%
CBS Corp. (Class B Stock)	3,100	163,277
Charter Communications, Inc. (Class A Stock)*	1,710	520,832
Comcast Corp. (Class A Stock)	42,300	1,513,494
Discovery, Inc. (Class A Stock)(a)*	1,400	37,212
Discovery, Inc. (Class C Stock)*	3,064	75,221
DISH Network Corp. (Class A Stock)*	2,100	66,276
Interpublic Group of Cos., Inc. (The)	3,500	78,925
News Corp. (Class A Stock)	3,450	51,991
News Corp. (Class B Stock)	1,100	16,830
Omnicom Group, Inc.	2,100	144,543

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Media (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)	9,700	$ 436,500
Twenty-First Century Fox, Inc. (Class B Stock)	4,000	177,680
Viacom, Inc. (Class B Stock)	3,200	92,960
Walt Disney Co. (The)	13,700	1,555,772
		4,931,513
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	24,700	407,550
Newmont Mining Corp.	9,800	359,464
Nucor Corp.	5,800	388,194
		1,155,208
Multiline Retail 0.5%
Dollar General Corp.	2,400	235,560
Dollar Tree, Inc.*	2,250	205,380
Kohl’s Corp.	1,600	118,192
Macy’s, Inc.	2,800	111,244
Nordstrom, Inc.	1,100	57,651
Target Corp.	4,900	395,332
		1,123,359
Multi-Utilities 3.5%
Ameren Corp.	8,600	533,716
CenterPoint Energy, Inc.	15,200	432,896
CMS Energy Corp.	10,000	483,400
Consolidated Edison, Inc.	11,000	868,230
Dominion Energy, Inc.	23,000	1,649,330
DTE Energy Co.	6,410	695,741
NiSource, Inc.	11,900	311,542
Public Service Enterprise Group, Inc.	17,800	917,768
SCANA Corp.	5,000	199,950
Sempra Energy	9,330	1,078,455
WEC Energy Group, Inc.	11,184	742,282
		7,913,310
Oil, Gas & Consumable Fuels 4.4%
Anadarko Petroleum Corp.	3,930	287,479
Andeavor	1,060	159,064
Apache Corp.	2,900	133,400
Cabot Oil & Gas Corp.	3,400	79,900
Chevron Corp.	14,500	1,830,915

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cimarex Energy Co.	730	$ 71,978
Concho Resources, Inc.*	1,130	164,810
ConocoPhillips	8,900	642,313
Devon Energy Corp.	3,900	175,539
EOG Resources, Inc.	4,390	566,047
EQT Corp.	1,870	92,902
Exxon Mobil Corp.	32,120	2,618,101
Hess Corp.	2,030	133,229
HollyFrontier Corp.	1,300	96,954
Kinder Morgan, Inc.	14,300	254,254
Marathon Oil Corp.	6,400	135,168
Marathon Petroleum Corp.	3,480	281,288
Newfield Exploration Co.*	1,500	43,080
Noble Energy, Inc.	3,600	129,924
Occidental Petroleum Corp.	5,800	486,794
ONEOK, Inc.	3,100	218,364
Phillips 66	3,190	393,455
Pioneer Natural Resources Co.	1,300	246,051
Valero Energy Corp.	3,270	387,004
Williams Cos., Inc. (The)	6,200	184,450
		9,812,463
Personal Products 0.3%
Coty, Inc. (Class A Stock)	8,200	109,962
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,930	530,314
		640,276
Pharmaceuticals 2.2%
Allergan PLC	1,558	286,812
Bristol-Myers Squibb Co.	7,500	440,625
Eli Lilly & Co.	4,400	434,764
Johnson & Johnson	12,280	1,627,346
Merck & Co., Inc.	12,300	810,201
Mylan NV*	2,300	85,813
Nektar Therapeutics*	700	36,820
Perrigo Co. PLC	550	44,286
Pfizer, Inc.	26,700	1,066,131
Zoetis, Inc.	2,200	190,256
		5,023,054
Professional Services 0.2%
Equifax, Inc.	800	100,400

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Professional Services (cont’d.)
IHS Markit Ltd.*	2,300	$ 121,969
Nielsen Holdings PLC	2,200	51,832
Robert Half International, Inc.	800	60,608
Verisk Analytics, Inc.*	1,030	113,939
		448,748
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	3,200	159,360
Road & Rail 0.7%
CSX Corp.	5,800	409,944
J.B. Hunt Transport Services, Inc.	570	68,343
Kansas City Southern	680	79,064
Norfolk Southern Corp.	1,870	316,030
Union Pacific Corp.	5,110	765,938
		1,639,319
Semiconductors & Semiconductor Equipment 1.5%
Advanced Micro Devices, Inc.(a)*	2,800	51,324
Analog Devices, Inc.	1,308	125,751
Applied Materials, Inc.	3,500	170,205
Broadcom, Inc.	1,402	310,922
Intel Corp.	16,200	779,220
KLA-Tencor Corp.	550	64,581
Lam Research Corp.	580	110,571
Microchip Technology, Inc.	840	78,481
Micron Technology, Inc.*	4,000	211,160
NVIDIA Corp.	2,120	519,104
Qorvo, Inc.*	400	32,704
QUALCOMM, Inc.	5,200	333,268
Skyworks Solutions, Inc.	640	60,531
Texas Instruments, Inc.	3,410	379,601
Xilinx, Inc.	900	64,863
		3,292,286
Software 2.3%
Activision Blizzard, Inc.	2,700	198,234
Adobe Systems, Inc.*	1,720	420,850
ANSYS, Inc.*	300	50,664
Autodesk, Inc.*	770	98,899
CA, Inc.	1,000	44,210
Cadence Design Systems, Inc.*	1,000	44,090

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Software (cont’d.)
Citrix Systems, Inc.*	450	$ 49,486
Electronic Arts, Inc.*	1,070	137,762
Intuit, Inc.	850	173,604
Microsoft Corp.	26,790	2,841,883
Oracle Corp.	10,400	495,872
Red Hat, Inc.*	620	87,563
salesforce.com, Inc.*	2,460	337,389
Symantec Corp.	2,100	42,462
Synopsys, Inc.*	500	44,715
Take-Two Interactive Software, Inc.*	400	45,208
		5,112,891
Specialty Retail 2.3%
Advance Auto Parts, Inc.	680	96,036
AutoZone, Inc.*	250	176,383
Best Buy Co., Inc.	2,300	172,569
CarMax, Inc.*	1,600	119,488
Foot Locker, Inc.	1,100	53,691
Gap, Inc. (The)	1,900	57,323
Home Depot, Inc. (The)	10,630	2,099,638
L Brands, Inc.	2,200	69,674
Lowe’s Cos., Inc.	7,600	754,984
O’Reilly Automotive, Inc.*	760	232,560
Ross Stores, Inc.	3,480	304,256
Tiffany & Co.	940	129,306
TJX Cos., Inc. (The)	5,800	564,108
Tractor Supply Co.	1,100	85,844
Ulta Beauty, Inc.*	530	129,527
		5,045,387
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	17,140	3,261,571
Hewlett Packard Enterprise Co.	5,300	81,832
HP, Inc.	5,700	131,556
NetApp, Inc.	900	69,768
Seagate Technology PLC	1,000	52,620
Western Digital Corp.	1,032	72,395
Xerox Corp.	650	16,880
		3,686,622
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	3,300	73,458

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Michael Kors Holdings Ltd.*	1,400	$ 93,422
NIKE, Inc. (Class B Stock)	11,820	909,076
PVH Corp.	710	108,999
Ralph Lauren Corp.	520	70,190
Tapestry, Inc.	2,600	122,512
Under Armour, Inc. (Class A Stock)*	1,700	33,949
Under Armour, Inc. (Class C Stock)*	1,711	32,064
VF Corp.	3,020	278,052
		1,721,722
Tobacco 1.9%
Altria Group, Inc.	33,200	1,948,176
Philip Morris International, Inc.	27,290	2,355,127
		4,303,303
Trading Companies & Distributors 0.1%
Fastenal Co.	1,900	108,167
United Rentals, Inc.*	550	81,840
W.W. Grainger, Inc.	340	117,830
		307,837
Water Utilities 0.2%
American Water Works Co., Inc.	6,300	555,975

Total Long-Term Investments (cost $150,581,909)		213,139,085

Short-Term Investments 4.6%
Affiliated Mutual Funds 4.4%
PGIM Core Ultra Short Bond Fund(w)	9,792,546	9,792,546
PGIM Institutional Money Market Fund (cost $44,480; includes $44,363 of cash collateral for securities on loan)(b)(w)	44,475	44,480
Total Affiliated Mutual Funds (cost $9,837,026)		9,837,026

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) 0.2%
U.S. Treasury Bills	1.875%	09/20/18	500	498,686

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bills	1.899%	09/20/18	50	$ 49,868

Total U.S. Treasury Obligations (cost $548,573)				548,554

Total Short-Term Investments (cost $10,385,599)				10,385,580

TOTAL INVESTMENTS 100.0% (cost $160,967,508)				223,524,665
Liabilities in excess of other assets(z) (0.0)%				(95,270)

Net Assets 100.0%				$223,429,395

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,121; cash collateral of $44,363 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
68	S&P 500 E-Mini Index	Sep. 2018	$9,578,140	$105,930
A security with a market value of $548,554 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at July 31, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 4,335,413	$ —	$—
Air Freight & Logistics	1,118,220	—	—
Airlines	717,786	—	—
Auto Components	379,432	—	—
Automobiles	869,322	—	—
Banks	15,001,330	—	—
Beverages	7,500,476	—	—
Biotechnology	2,848,333	—	—
Building Products	468,728	—	—
Capital Markets	7,073,974	—	—
Chemicals	8,240,172	—	—
Commercial Services & Supplies	573,701	—	—
Communications Equipment	832,009	—	—
Construction & Engineering	130,892	—	—
Construction Materials	503,487	—	—
Consumer Finance	1,611,676	—	—
Containers & Packaging	1,442,380	—	—
Distributors	225,225	—	—
Diversified Consumer Services	47,804	—	—
Diversified Financial Services	3,831,194	—	—
Diversified Telecommunication Services	16,839,916	—	—
Electric Utilities	15,300,951	—	—
Electrical Equipment	817,144	—	—
Electronic Equipment, Instruments & Components	353,999	—	—
Energy Equipment & Services	1,395,945	—	—
Equity Real Estate Investment Trusts (REITs)	6,833,653	—	—
Food & Staples Retailing	5,938,496	—	—
Food Products	4,585,545	—	—
Health Care Equipment & Supplies	3,382,487	—	—
Health Care Providers & Services	3,454,027	—	—
Health Care Technology	86,912	—	—
Hotels, Restaurants & Leisure	3,584,805	—	—
Household Durables	754,283	—	—
Household Products	5,833,875	—	—
Independent Power & Renewable Electricity Producers	643,823	—	—
Industrial Conglomerates	2,604,570	—	—
Insurance	5,426,385	—	—
Internet & Direct Marketing Retail	9,085,486	—	—
Internet Software & Services	4,299,464	—	—
IT Services	3,707,062	—	—
Leisure Products	151,795	—	—

PGIM QMA Defensive Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$ 1,023,104	$ —	$—
Machinery	2,411,171	—	—
Media	4,931,513	—	—
Metals & Mining	1,155,208	—	—
Multiline Retail	1,123,359	—	—
Multi-Utilities	7,913,310	—	—
Oil, Gas & Consumable Fuels	9,812,463	—	—
Personal Products	640,276	—	—
Pharmaceuticals	5,023,054	—	—
Professional Services	448,748	—	—
Real Estate Management & Development	159,360	—	—
Road & Rail	1,639,319	—	—
Semiconductors & Semiconductor Equipment	3,292,286	—	—
Software	5,112,891	—	—
Specialty Retail	5,045,387	—	—
Technology Hardware, Storage & Peripherals	3,686,622	—	—
Textiles, Apparel & Luxury Goods	1,721,722	—	—
Tobacco	4,303,303	—	—
Trading Companies & Distributors	307,837	—	—
Water Utilities	555,975	—	—

Affiliated Mutual Funds	9,837,026	—	—
U.S. Treasury Obligations	—	548,554	—
Other Financial Instruments*
Futures Contracts	105,930	—	—
Total	$223,082,041	$548,554	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

                                                  Schedule of Investments
                                                  As of July 31, 2018
Glossary:
The following abbreviations are used in the quarterly schedule of portfolio holdings:
Currency
BRL    Brazilian Real
CHF    Swiss Franc
CLP    Chilean Peso
CNH    Chinese Renminbi (offshore)
COP    Colombian Peso
CZK    Czech Koruna
EUR    Euro
GBP    British Pound
HUF    Hungarian Forint
IDR    Indonesian Rupiah
ILS    Israeli Shekel
INR    Indian Rupee
JPY    Japanese Yen
KRW    South Korean Won
MXN    Mexican Peso
MYR    Malaysian Ringgit
PEN    Peruvian Nuevo Sol

PHP    Philippine Peso
PLN    Polish Zloty
RUB    Russian Ruble
SGD    Singapore Dollar
THB    Thai Baht
TRY    Turkish Lira
TWD    New Taiwanese Dollar
ZAR    South African Rand
Other
144A    Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR    American Depositary Receipt
CLO    Collateralized Loan Obligation
CVT    Convertible Security
EMTN    Euro Medium Term Note
ETF    Exchange-Traded Fund
GMTN    Global Medium Term Note
LIBOR    London Interbank Offered Rate
MLP    Master Limited Partnership
MTN    Medium Term Note
OTC    Over-The-Counter
PIK    Payment-in-Kind

REIT    Real Estate Investment Trust
SPDR    Standard & Poor’s Depository Receipts

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of each Fund, including: each Fund’s Treasurer (or the Treasurer’s direct reports); and each Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    September 17, 2018

* Print the name and title of each signing officer under his or her signature.